United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Hermes Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/22

Date of Reporting Period: 04/30/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Institutional | FIIFX	Service | INISX

Federated Hermes Intermediate Corporate Bond Fund
Fund Established 1993

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2021 through April 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2022, was -7.68% for the Institutional Shares and -7.91% for the Service Shares. The total return of the Bloomberg US Intermediate Credit Index (BICI),1 a broad-based securities market index, was -7.30% during the same period. The total return of the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB),2 a peer group average for the Fund, was -9.85% during the same period. The Fund’s and the LCDBBB’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the BICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BICI were: (a) the overall interest rate sensitivity of the portfolio, as measured by the effective duration3 of the Fund, (b) changes in the shape of the yield curve (the level of interest rates for different maturities) and (c) the selection of various industries and sectors of the corporate bond market.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the BICI.
MARKET OVERVIEW
The reporting period opened on a positive note with a continued ramping-up of vaccinations and the passage of the last of three Covid-19 relief packages–the $1.9 trillion American Rescue Plan Act. On the macro front, consumer spending accelerated, as did job and income growth and manufacturing and services activity. Inflation also began to climb, not only on increases from the prior year’s sharp deceleration during the depths of the recession but also on wage increases and global supply chain issues as businesses struggled to keep up with demand. This prompted concerns over whether the higher inflation would prove transitory, as the Federal Reserve (the “Fed”) suggested, or be more permanent.
With the pandemic recovery on more solid footing, the second half of the reporting period saw the market’s focus on the transitory argument intensify as key inflation metrics continued to climb. Questions began to arise about when the Fed might start to taper its monthly quantitative-easing purchases of Treasury and mortgage-backed securities and raise policy target rates. The debate and uncertainty wreaked havoc on the yield curve, which bear flattened with a “twist”–yields in the short end rose as they started pricing in potential rate hikes, while yields in the long end declined on expectations the Fed may turn more aggressive to ensure inflation does not get out of control. In the final calendar quarter of the fiscal year, the Fed dropped its view that inflationary
Annual Shareholder Report
1

pressures were transitory and indicated that, in addition to ending its bond-buying program sooner, it would likely move to begin raising its federal funds target rate earlier and faster than previously expected. The market was now facing multiple rate hikes in each of the coming years. As the calendar year came to a close, consumer confidence remained well below pre-pandemic levels and was weighed down by virus uncertainty and inflation concerns. The emergence of the most recent Omicron variant temporarily shook the markets in mid-November, but markets recovered during December.
The reporting period closed with the Fed, in an effort to tamp down inflation, embarking on its first rate hiking cycle since 2015 by increasing the federal funds target rate by 25 basis points and beginning to shrink its balance sheet through quantitative tightening.
In a year of heightened volatility, the 10-year U.S. Treasury yield started the period at 1.68%, bottomed at 1.17% in August, then closed the period at 2.93%.4 Similarly, the option adjusted spread of the BICI started the period at 59 basis points, dipped to a low of 52 basis points in June and again in September and then spiked to 108 basis points in March before closing the period at 100 basis points.
Duration, YIELD CURVE And derivatives management
Duration was the largest driver of positive performance as, on average throughout the year, the Fund’s interest rate-sensitivity was 92% of the BICI. Since the Fund was less sensitive to higher interest rates than the benchmark, which increased markedly during the period, this positioning benefited performance.
Yield curve was the largest detractor from performance as the Fund had a steepening bias and the yield curve flattened. Derivatives in the form of U.S. Treasury futures5 used to adjust duration targets, had a positive effect on Fund performance during the reporting period.
Annual Shareholder Report
2

SECTOR/INDUSTRY and security selection
The decision to overweight or underweight positions to specific corporate sectors and/or ratings quality was the third largest driver of Fund performance relative to the BICI. An overweight position to Energy, and an underweight position to Banking, which underperformed the BICI, added to Fund performance. The Fund was underweight higher-quality, lower-duration sectors such as Government Guarantees and Supranationals, both of which outperformed the BICI, and thus were detractors to performance. Individual security selection was not a material driver of performance.
1
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BICI.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Lipper peer group.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4
Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
5
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) from April 30, 2012 to April 30, 2022, compared to the Bloomberg US Intermediate Credit Index (BICI)2 and the Lipper Corporate Debt Funds BBB-Rated Average (LCDBBB).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of April 30, 2022

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 4/30/2022
	1 Year	5 Years	10 Years
Institutional Shares	-7.68%	1.75%	2.56%
Service Shares	-7.91%	1.50%	2.30%
BICI	-7.30%	1.75%	2.36%
LCDBBB	-9.85%	1.88%	2.77%
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4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The BICI and LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2
The BICI measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. The index only includes securities with a maturity between one and ten years. It is composed of the Bloomberg U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays US Intermediate Credit Index” to “Bloomberg US Intermediate Credit Index.” The BICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3
Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	96.8%
Derivative Contracts[2]	0.2%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
April 30, 2022
Principal Amount or Shares			Value
		CORPORATE BONDS— 96.8%
		Basic Industry - Chemicals— 0.2%
$ 300,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 300,497
		Basic Industry - Metals & Mining— 0.8%
350,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	311,167
400,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	344,504
350,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	317,071
150,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	128,270
		TOTAL	1,101,012
		Basic Industry - Paper— 0.1%
50,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	60,220
		Capital Goods - Aerospace & Defense— 3.2%
300,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	293,092
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	276,721
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	186,984
100,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 6/15/2023	98,900
500,000		Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	461,025
494,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	426,270
250,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	225,845
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	427,198
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	393,460
500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	412,372
275,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	273,453
600,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	601,002
400,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.241% (3-month USLIBOR +1.735%), 2/15/2042	335,484
		TOTAL	4,411,806
		Capital Goods - Building Materials— 1.8%
375,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	347,400
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	784,787
540,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	476,362
250,000		Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	213,156
300,000		Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	245,058
500,000		Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	480,855
		TOTAL	2,547,618
		Capital Goods - Construction Machinery— 1.5%
500,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	445,385
400,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	361,094
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Capital Goods - Construction Machinery— continued
$ 190,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	$ 187,112
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	579,269
510,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	462,080
	TOTAL	2,034,940
	Capital Goods - Diversified Manufacturing— 3.8%
250,000	CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	249,432
850,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	816,340
500,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	448,402
300,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	262,564
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	474,678
500,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	445,654
400,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	397,755
430,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	361,714
250,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	251,657
545,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	541,627
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	428,070
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	422,052
200,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	193,453
	TOTAL	5,293,398
	Communications - Cable & Satellite— 2.0%
650,000	CCO Safari II LLC, 4.908%, 7/23/2025	662,831
350,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	290,956
400,000	Comcast Corp., Sr. Unsecd. Note, 2.350%, 1/15/2027	375,637
750,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	737,018
750,000	Comcast Corp., Sr. Unsecd. Note, 4.150%, 10/15/2028	754,867
	TOTAL	2,821,309
	Communications - Media & Entertainment— 1.1%
565,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	568,253
500,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	495,025
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	203,197
305,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	275,527
	TOTAL	1,542,002
	Communications - Telecom Wireless— 1.5%
500,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	480,768
250,000	Crown Castle International Corp., Sr. Unsecd. Note, 1.050%, 7/15/2026	220,924
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 1/15/2031	148,336
200,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	182,591
350,000	T-Mobile USA, Inc., Series WI, 3.750%, 4/15/2027	340,758
Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Communications - Telecom Wireless— continued
$ 350,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	$ 331,886
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.375%, 5/30/2028	355,803
	TOTAL	2,061,066
	Communications - Telecom Wirelines— 2.0%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	552,299
350,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	290,843
250,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	220,704
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	204,921
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	253,993
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	245,214
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	95,830
125,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	115,059
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.500%, 11/1/2024	756,028
	TOTAL	2,734,891
	Consumer Cyclical - Automotive— 4.1%
750,000	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.250%, 8/1/2024	747,178
1,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	914,600
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	240,281
450,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	436,086
350,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	369,982
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	218,287
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	451,566
680,000	Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	632,658
200,000	Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	177,669
375,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	381,802
665,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.800%, 10/16/2025	609,062
500,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 1.250%, 11/24/2025	455,713
	TOTAL	5,634,884
	Consumer Cyclical - Leisure— 0.6%
355,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.755%, 3/15/2027	343,768
500,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.054%, 3/15/2029	478,322
	TOTAL	822,090
	Consumer Cyclical - Retailers— 3.5%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	569,406
375,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	336,147
620,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	612,012
Annual Shareholder Report
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Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Retailers— continued
$ 225,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	$ 203,178
126,459	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	128,627
500,000	CVS Health Corp., Sr. Unsecd. Note, 2.625%, 8/15/2024	491,832
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	693,604
600,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	609,220
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	474,839
325,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	261,875
540,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	438,219
	TOTAL	4,818,959
	Consumer Cyclical - Services— 1.8%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	166,058
355,000	Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	339,105
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	166,585
330,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	337,973
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	745,911
500,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	429,537
280,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	278,224
	TOTAL	2,463,393
	Consumer Non-Cyclical - Food/Beverage— 4.5%
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	745,655
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	412,080
960,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	864,470
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	370,787
500,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	502,085
500,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	441,303
417,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	398,843
900,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	881,322
300,000	Smithfield Foods, Inc., 144A, 2.625%, 9/13/2031	246,767
470,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	408,431
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	58,647
450,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	433,169
500,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	487,893
	TOTAL	6,251,452
	Consumer Non-Cyclical - Health Care— 1.4%
310,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	314,072
69,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	69,111
219,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	211,230
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Non-Cyclical - Health Care— continued
$ 185,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	$ 167,489
375,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	363,813
85,000	HCA, Inc., Sec. Fac. Bond, 144A, 3.125%, 3/15/2027	80,042
425,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	368,590
350,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	321,485
	TOTAL	1,895,832
	Consumer Non-Cyclical - Pharmaceuticals— 3.7%
360,000	Abbott Laboratories, Sr. Unsecd. Note, 3.400%, 11/30/2023	363,439
510,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	515,763
265,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	253,963
110,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	102,539
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	65,311
470,000	AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	420,655
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	587,535
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	352,930
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	496,834
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	155,046
500,000	Biogen, Inc., Sr. Unsecd. Note, 4.050%, 9/15/2025	497,964
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	162,515
610,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	496,778
450,000	Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	409,179
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	257,719
	TOTAL	5,138,170
	Consumer Non-Cyclical - Supermarkets— 0.1%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	142,390
	Consumer Non-Cyclical - Tobacco— 1.0%
350,000	Altria Group, Inc., Sr. Unsecd. Note, 4.400%, 2/14/2026	354,076
500,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	427,804
300,000	BAT International Finance PLC, Sr. Unsecd. Note, 144A, 3.950%, 6/15/2025	296,257
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	294,859
	TOTAL	1,372,996
	Energy - Independent— 2.4%
1,000,000	Coterra Energy, Inc., Sr. Unsecd. Note, 144A, 3.900%, 5/15/2027	977,913
700,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	694,518
600,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	599,945
200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	195,755
500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	491,998
Annual Shareholder Report
11

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Energy - Independent— continued
$ 450,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	$ 379,930
	TOTAL	3,340,059
	Energy - Integrated— 2.4%
500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.796%, 9/21/2025	504,758
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.535%, 11/4/2024	501,859
300,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	255,728
500,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	500,968
500,000	Chevron Corp., Sr. Unsecd. Note, 1.141%, 5/11/2023	493,601
500,000	Chevron Corp., Sr. Unsecd. Note, 1.554%, 5/11/2025	474,465
240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	238,258
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	389,716
	TOTAL	3,359,353
	Energy - Midstream— 3.3%
200,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	177,283
500,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	492,797
155,000	Eastern Energy Gas Holdings, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	151,353
500,000	Energy Transfer Operating, Sr. Unsecd. Note, 3.750%, 5/15/2030	461,737
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	654,451
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	191,940
175,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	159,956
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	351,430
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	391,850
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	830,678
250,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	249,229
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	113,838
400,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	398,484
	TOTAL	4,625,026
	Energy - Refining— 1.5%
600,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	609,627
165,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	150,922
965,000	Valero Energy Corp., Sr. Unsecd. Note, 2.150%, 9/15/2027	873,640
500,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	486,506
	TOTAL	2,120,695
	Financial Institution - Banking— 18.4%
915,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	920,609
1,250,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,080,901
350,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	348,769
1,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	1,354,380
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.456%, 10/22/2025	$ 481,888
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	477,020
250,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	233,879
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	401,172
750,000		Citigroup, Inc., 4.125%, 7/25/2028	729,463
500,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	446,811
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	644,411
1,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	968,068
1,050,000		Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,012,905
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	251,068
90,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	79,310
635,000		Comerica, Inc., 3.800%, 7/22/2026	624,780
1,000,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	1,001,987
140,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	135,158
500,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	468,263
250,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	234,282
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	446,886
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	202,164
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	218,724
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	780,912
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	480,322
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.750%, 2/25/2026	248,541
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	895,078
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	500,557
1,250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,124,197
600,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	564,631
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	423,947
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	440,514
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	242,907
350,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	351,912
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	503,057
750,000		Morgan Stanley, Sr. Unsecd. Note, 0.790%, 5/30/2025	702,088
500,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	446,644
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	341,623
1,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	826,330
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.700%, 10/23/2024	501,503
500,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	513,599
107,884	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	45,311
Annual Shareholder Report
13

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Banking— continued
$ 500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	$ 505,076
1,050,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	992,349
445,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	405,399
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.406%, 10/30/2025	240,353
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	218,433
500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	480,001
	TOTAL	25,538,182
	Financial Institution - Broker/Asset Mgr/Exchange— 2.6%
500,000	Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	490,974
400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	404,040
900,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	1,073,728
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	219,988
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	273,493
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	164,701
505,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	511,611
400,000	Stifel Financial Corp., 4.250%, 7/18/2024	404,143
	TOTAL	3,542,678
	Financial Institution - Finance Companies— 1.7%
210,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	182,817
500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	485,433
705,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	627,540
600,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	535,863
500,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	471,604
	TOTAL	2,303,257
	Financial Institution - Insurance - Health— 0.7%
645,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	563,540
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.750%, 7/15/2025	409,003
	TOTAL	972,543
	Financial Institution - Insurance - Life— 1.8%
250,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	243,621
500,000	AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	470,955
250,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	253,240
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	212,333
290,000	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	273,666
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	391,742
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	379,491
Annual Shareholder Report
14

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	$ 275,965
	TOTAL	2,501,013
	Financial Institution - Insurance - P&C— 1.2%
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.700%, 3/13/2023	250,520
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	300,768
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	243,502
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	272,257
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	574,487
	TOTAL	1,641,534
	Financial Institution - REIT - Apartment— 1.1%
500,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 11/15/2024	500,245
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	385,802
95,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	86,255
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	301,686
320,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	260,919
	TOTAL	1,534,907
	Financial Institution - REIT - Healthcare— 1.5%
250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	250,583
445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	362,274
710,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	713,303
400,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	352,328
400,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	368,519
	TOTAL	2,047,007
	Financial Institution - REIT - Office— 1.0%
395,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	310,650
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	247,927
650,000	Boston Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2023	650,578
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	122,632
120,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	97,431
	TOTAL	1,429,218
	Financial Institution - REIT - Other— 0.6%
215,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	220,615
210,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	178,518
350,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	355,363
	TOTAL	754,496
	Financial Institution - REIT - Retail— 0.7%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	220,690
Annual Shareholder Report
15

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Financial Institution - REIT - Retail— continued
$ 340,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 3/1/2024	$ 334,989
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	222,380
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	250,545
	TOTAL	1,028,604
	Sovereign— 0.5%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	739,996
	Technology— 8.2%
315,000	Apple, Inc., Sr. Unsecd. Note, 1.125%, 5/11/2025	297,174
1,250,000	Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	1,222,214
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	341,682
250,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	251,419
500,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	488,297
59,000	Broadcom, Inc., Sr. Unsecd. Note, 3.150%, 11/15/2025	57,576
242,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	235,680
281,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.419%, 4/15/2033	241,357
250,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	238,735
250,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	230,060
600,000	Dell International LLC / EMC Corp., 5.300%, 10/1/2029	619,591
450,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	475,714
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	399,742
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	45,400
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	434,720
300,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	295,587
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	295,903
500,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	504,991
500,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	506,358
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	271,647
385,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	383,561
500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	496,996
550,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	531,592
200,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	200,030
500,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	452,288
1,000,000	Oracle Corp., Sr. Unsecd. Note, 2.400%, 9/15/2023	991,014
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	255,860
400,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	396,075
265,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	237,743
	TOTAL	11,399,006
Annual Shareholder Report
16

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology Services— 0.9%
$ 255,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	$ 227,292
320,000	Global Payments, Inc., Sr. Unsecd. Note, 1.200%, 3/1/2026	287,673
600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	544,721
90,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	79,419
145,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	125,379
	TOTAL	1,264,484
	Transportation - Airlines— 0.1%
175,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	181,108
	Transportation - Railroads— 0.8%
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	229,588
250,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	217,619
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	299,087
400,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	374,649
	TOTAL	1,120,943
	Transportation - Services— 2.2%
735,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	651,137
315,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 2.650%, 7/15/2031	258,585
515,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	468,195
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	226,900
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.450%, 1/29/2026	502,147
350,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	317,379
600,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	604,979
	TOTAL	3,029,322
	Utility - Electric— 3.7%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	307,958
125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	107,597
295,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	268,584
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	377,800
495,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	488,916
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	259,234
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	495,942
190,000	Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	178,137
335,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.375%, 7/12/2026	300,099
800,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	781,095
305,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	299,036
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	230,486
Annual Shareholder Report
17

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 485,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	$ 477,625
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	218,272
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	242,372
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	137,314
	TOTAL	5,170,467
	Utility - Natural Gas— 0.4%
335,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	286,654
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	309,685
	TOTAL	596,339
	Utility - Natural Gas Distributor— 0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.450%, 10/1/2023	544,946
	TOTAL CORPORATE BONDS (IDENTIFIED COST $142,775,093)	134,234,108
	INVESTMENT COMPANY— 2.3%
3,244,589	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[3] (IDENTIFIED COST $3,243,615)	3,243,615
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $146,018,708)[4]	137,477,723
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	1,263,964
	TOTAL NET ASSETS—100%	$138,741,687
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[6]United States Treasury Long Bond Short Futures	12	$1,688,250	June 2022	$167,129
[6]United States Treasury Notes 10-Year Short Futures	25	$2,978,906	June 2022	$47,866
[6]United States Treasury Ultra Bond Short Futures	3	$481,313	June 2022	$71,336
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$286,331
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
18

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 4/30/2021	$3,226,964
Purchases at Cost	$58,267,751
Proceeds from Sales	$(58,250,249)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(851)
Value as of 4/30/2022	$3,243,615
Shares Held as of 4/30/2022	3,244,589
Dividend Income	$2,513
Gain Distributions Received	$660

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $146,022,930.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
19

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$134,188,797	$45,311	$134,234,108
Investment Company	3,243,615	—	—	3,243,615
TOTAL SECURITIES	$3,243,615	$134,188,797	$45,311	$137,477,723
Other Financial Instruments:[1]
Assets	$286,331	$—	$—	$286,331
TOTAL OTHER FINANCIAL INSTRUMENTS	$286,331	$—	$—	$286,331

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.60	$9.29	$9.04	$8.93	$9.30
Income From Investment Operations:
Net investment income (loss)	0.18	0.23	0.27	0.27	0.28
Net realized and unrealized gain (loss)	(0.90)	0.33	0.24	0.19	(0.26)
Total From Investment Operations	(0.72)	0.56	0.51	0.46	0.02
Less Distributions:
Distributions from net investment income	(0.18)	(0.23)	(0.26)	(0.28)	(0.28)
Distributions from net realized gain	(0.10)	(0.02)	—	(0.07)	(0.11)
Total Distributions	(0.28)	(0.25)	(0.26)	(0.35)	(0.39)
Net Asset Value, End of Period	$8.60	$9.60	$9.29	$9.04	$8.93
Total Return[1]	(7.68)%	5.94%	5.71%	5.34%	0.16%
Ratios to Average Net Assets:
Net expenses[2]	0.57%	0.57%	0.57%	0.58%	0.57%
Net investment income	1.93%	2.32%	2.83%	3.12%	3.06%
Expense waiver/reimbursement[3]	0.26%	0.24%	0.24%	0.27%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,743	$164,458	$125,942	$104,626	$139,886
Portfolio turnover[4]	23%	28%	41%	23%	22%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.60	$9.29	$9.04	$8.93	$9.30
Income From Investment Operations:
Net investment income (loss)	0.16	0.20	0.24	0.26	0.26
Net realized and unrealized gain (loss)	(0.90)	0.33	0.25	0.18	(0.26)
Total From Investment Operations	(0.74)	0.53	0.49	0.44	0.00[1]
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.24)	(0.26)	(0.26)
Distributions from net realized gain	(0.10)	(0.02)	—	(0.07)	(0.11)
Total Distributions	(0.26)	(0.22)	(0.24)	(0.33)	(0.37)
Net Asset Value, End of Period	$8.60	$9.60	$9.29	$9.04	$8.93
Total Return[2]	(7.91)%	5.68%	5.45%	5.08%	(0.09)%
Ratios to Average Net Assets:
Net expenses[3]	0.82%	0.82%	0.82%	0.83%	0.82%
Net investment income	1.69%	2.08%	2.58%	2.87%	2.82%
Expense waiver/reimbursement[4]	0.49%	0.47%	0.47%	0.51%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,999	$19,535	$17,607	$16,943	$20,034
Portfolio turnover[5]	23%	28%	41%	23%	22%

1	Represents less than $0.005.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Assets and Liabilities
April 30, 2022

Assets:
Investment in securities, at value including $3,243,615 of investments in an affiliated holding* (identified cost $146,018,708)	$137,477,723
Due from broker (Note 2)	104,000
Income receivable	1,193,747
Income receivable from an affiliated holding	1,254
Receivable for investments sold	700,753
Receivable for shares sold	15,108
Receivable for variation margin on futures contracts	13,869
Total Assets	139,506,454
Liabilities:
Payable for investments purchased	438,598
Payable for shares redeemed	138,042
Bank overdraft	457
Income distribution payable	107,138
Payable for investment adviser fee (Note 5)	1,300
Payable for administrative fee (Note 5)	597
Payable for portfolio accounting fees	24,555
Payable for transfer agent fees	24,543
Payable for other service fees (Notes 2 and 5)	6,300
Accrued expenses (Note 5)	23,237
Total Liabilities	764,767
Net assets for 16,127,473 shares outstanding	$138,741,687
Net Assets Consist of:
Paid-in capital	$147,584,230
Total distributable earnings (loss)	(8,842,543)
Total Net Assets	$138,741,687
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($122,743,126 ÷ 14,267,987 shares outstanding), no par value, unlimited shares authorized	$8.60
Service Shares:
Net asset value per share ($15,998,561 ÷ 1,859,486 shares outstanding), no par value, unlimited shares authorized	$8.60

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended April 30, 2022

Investment Income:
Interest	$4,626,226
Dividends received from an affiliated holding*	2,513
TOTAL INCOME	4,628,739
Expenses:
Investment adviser fee (Note 5)	923,092
Administrative fee (Note 5)	152,162
Custodian fees	18,892
Transfer agent fees	179,036
Directors’/Trustees’ fees (Note 5)	1,967
Auditing fees	29,900
Legal fees	8,564
Portfolio accounting fees	99,913
Distribution services fee (Note 5)	47,843
Other service fees (Notes 2 and 5)	77,173
Share registration costs	44,506
Printing and postage	23,742
Miscellaneous (Note 5)	23,198
TOTAL EXPENSES	1,629,988
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(443,601)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(77,173)
TOTAL WAIVERS AND REIMBURSEMENTS	(520,774)
Net expenses	1,109,214
Net investment income	3,519,525
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(851) on sales of investments in an affiliated holding*)	(349,473)
Net realized gain on futures contracts	179,262
Realized gain distribution from affiliated investment company shares	660
Net change in unrealized appreciation of investments	(16,533,514)
Net change in unrealized appreciation of futures contracts	170,518
Net realized and unrealized gain (loss) on investments and futures contracts	(16,532,547)
Change in net assets resulting from operations	$(13,013,022)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets

Year Ended April 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,519,525	$3,845,548
Net realized gain (loss)	(169,551)	2,102,665
Net change in unrealized appreciation/depreciation	(16,362,996)	2,848,387
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,013,022)	8,796,600
Distributions to Shareholders:
Institutional Shares	(4,961,336)	(3,692,432)
Service Shares	(526,096)	(427,646)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,487,432)	(4,120,078)
Share Transactions:
Proceeds from sale of shares	44,979,465	102,574,028
Net asset value of shares issued to shareholders in payment of distributions declared	4,161,296	2,728,605
Cost of shares redeemed	(75,892,042)	(69,534,633)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,751,281)	35,768,000
Change in net assets	(45,251,735)	40,444,522
Net Assets:
Beginning of period	183,993,422	143,548,900
End of period	$138,741,687	$183,993,422
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
April 30, 2022
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Annual Shareholder Report
26

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report
27

◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
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28

Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $520,774 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$29,330	$(29,330)
Service Shares	47,843	—
TOTAL	$77,173	$(29,330)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded
Annual Shareholder Report
29

in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $214,992 and $7,444,433, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$286,331*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Shareholder Report
30

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$179,262

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$170,518
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2022		Year Ended 4/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,520,252	$42,885,522	10,249,917	$98,917,127
Shares issued to shareholders in payment of distributions declared	391,243	3,674,908	242,113	2,342,512
Shares redeemed	(7,773,890)	(71,788,790)	(6,918,156)	(66,845,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,862,395)	$(25,228,360)	3,573,874	$34,413,921
	Year Ended 4/30/2022		Year Ended 4/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	221,331	$2,093,943	377,718	$3,656,901
Shares issued to shareholders in payment of distributions declared	51,925	486,388	39,897	386,093
Shares redeemed	(448,363)	(4,103,252)	(278,034)	(2,688,915)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(175,107)	$(1,522,921)	139,581	$1,354,079
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,037,502)	$(26,751,281)	3,713,455	$35,768,000
Annual Shareholder Report
31

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$4,029,112	$3,919,249
Long-term capital gains	$1,458,320	$200,829

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$19,241
Net unrealized depreciation	$(8,861,799)
Undistributed long-term capital gains	$15
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for deferral of losses on wash sales and mark-to-market on futures contracts.
At April 30, 2022, the cost of investments for federal tax purposes was $146,022,930. The net unrealized depreciation of investments for federal tax purposes was $8,545,207. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $873,179 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,418,386. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2022, the Adviser voluntarily waived $440,998 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2022, the Adviser reimbursed $2,603.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2022, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$47,843	$(47,843)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended April 30, 2022, FSSC received $3,367 and reimbursed $29,330 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, interest expense and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023 or (b) the date of the Fund’s next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2022, were as follows:
Purchases	$40,978,151
Sales	$68,831,017
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the year ended April 30, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the year ended April 30, 2022, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2022, the amount of long-term capital gains designated by the Fund was $1,458,320.
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35

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Intermediate Corporate Bond Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust ) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$921.20	$2.72
Service Shares	$1,000	$919.10	$3.90
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.97	$2.86
Service Shares	$1,000	$1,020.73	$4.11

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.57%
Service Shares	0.82%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES INTERMEDIATE CORPORATE BOND FUND (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Intermediate Corporate Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-02 (6/22)
© 2022 Federated Hermes, Inc.

Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | FTIAX	A2 | FTIQX	Institutional | FSTYX
	Service | FSTIX	R6 | FSILX

Federated Hermes Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Hermes Income Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from May 1, 2021 through April 30, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Short-Term Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended April 30, 2022, was -2.94% for Class A Shares, -3.06% for Class A2 Shares,1 -2.70% for Institutional Shares, -2.97% for Service Shares and -2.67% for Class R6 Shares. The total return of the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),2 a broad-based securities market index, was -3.50% over the same period. The total return during the reporting period of the Lipper Short Investment Grade Debt Funds Average (LSIGDFA),3 a peer group average for the Fund, was -3.59%. The Fund’s and the LSIGDFA’s total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the B1-3GCI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the B1-3GCI were: (1) a significantly lower effective duration relative to the B1-3GCI; (2) an allocation to credit-sensitive securities in out-of-index sectors, including securitized debt such as asset-backed securities (ABS), residential mortgage-backed securities4 (RMBS) and commercial mortgage-backed securities (CMBS); and (3) modest allocations to higher-beta, out-of-index sectors like high yield,5 bank loans6 and non-agency mortgages. The use of interest rate derivatives to reduce the interest rate exposure provided by the physical portfolio added to overall performance as interest rates rose significantly over the course of the reporting period.
The following discussion will focus on the performance of the Fund’s Class R6 Shares relative to the B1-3GCI.
MARKET OVERVIEW
The Fund’s performance for the recently completed fiscal year was most affected by a significant increase in U.S. Treasury yields across the entire yield curve, particularly in the second half of the fiscal year. At the two-year point, the yield at April 30, 2021 was 0.16%. By April 30, 2022, that yield had risen to 2.72%. As the U.S. economy began to emerge from the coronavirus pandemic, economic activity showed signs of inflationary pressures brought on by supply chain constraints, pent-up demand and the expansionary effects of an extremely accommodative monetary policy on the part of the U.S. Federal Reserve (the “Fed”). Yields further out the curve began to drift up during the summer of 2021, but then moved into a full-scale retreat across the curve beginning in the fourth quarter. Meanwhile, credit spreads, which had fully recovered from the very wide levels experienced during the onset of the pandemic, began to move wider once again on concerns that higher price levels would curtail economic activity and force the Fed to begin raising short-term interest rate levels. As the reporting period ended, there remained a strong
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focus on the level of inflationary pressures in the economy, the extent of rate hikes by the Fed to combat those pressures and how bonds will be impacted, especially on the portion of the yield curve for maturities shorter than two years.
Duration/Yield curve
Fund duration7 began the reporting period at a level which was shorter than that of the B1-3GCI and was further shortened over the course of the period. While increases in interest rates caused the Fund to post a negative total return for the period, the Fund performed well relative to its benchmark and peer group, mainly due to this duration positioning. In addition, with the shortening of the portfolio, the allocation of securities having maturities shorter than those which comprise the index increased. The yield curve effect of these shorter holdings added to relative performance as rates past the two-year point on the curve rose more quickly than those inside the two-year point. In total, the Fund’s yield curve positioning added 16 basis points in excess return relative to the index, while the aforementioned duration positioning added significantly with a 103 basis point contribution to excess return over the B1-3GCI.8 sector ALLOCATION
The Fund made no wholesale changes in sector allocation over the reporting period. Both credit-sensitive sectors of the Fund, i.e., the corporate debt and asset-backed security allocations in the Fund (the latter not included in the B1-3GCI), were maintained in an overweight position for the entire reporting period. Positions in Treasury securities were underweighted relative to the B1-3GCI for the entire period. A small position in mortgage securities (also not included in the B1-3GCI), was maintained during the period, with a majority of this in credit mortgage positions like CMBS. The overweight position in corporate securities and structured securities (both RMBS and CMBS, as well as ABS) had a slightly positive effect on Fund performance for most of the reporting period, adding 3 basis points of excess return relative to the B1-3GCI. As the B1-3GCI had most of its weighting in U.S. government securities, any significant portfolio commitment to credit sensitive securities would affect performance relative to the benchmark, though it must be noted that any positive or negative excess return from sector allocation could also be considered attributable to security selection, as discussed more fully below.
SECURITY SELECTION
Credit markets were generally flat to tighter over the first half of the reporting period, then began to widen over the course of the second half and finished wider than where they began the period. The Fund’s position in subordinate ABS and higher-beta (both lower investment grade and high-yield) corporate securities thus detracted a bit from performance relative to the B1-3GCI, with the security selection effect providing a small reduction in excess return of 7 basis points. As noted above, however, when considering security and sector
Annual Shareholder Report

contributions to Fund outperformance, many of the securities owned in the portfolio (ABS, CMBS, RMBS and certain corporate holdings) are not in the B1-3GCI, making it necessary to consider the combination of both sector and security contribution when assessing the efficacy of a portfolio strategy. On balance, the combination of sector allocation and security selection proved to have only a small effect on Fund performance (-4 basis points relative to the B1-3GCI) for the Fund’s fiscal year.
1
The Fund’s A2 Shares commenced operations on November 17, 2021. For the periods prior to commencement of operations of the Fund’s A2 class, the performance information shown is for the Fund’s A class.
2
Please see the footnotes to the line graph below for definitions of, and further information about, the B1-3GCI.
3
Please see the footnotes to the line graph below for definitions of, and further information about, the Lipper peer group.
4
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5
High-yield, lower-rated securities generally entail greater market, credit default and liquidity risks, and may be more volatile than investment-grade securities.
6
In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
7
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
8
Excess returns are calculated on a gross basis and are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Short-Term Income Fund (the “Fund”) from April 30, 2012 to April 30, 2022, compared to the Bloomberg 1-3 Year US Government/Credit Index (B1-3GCI),2 the Fund’s broad-based securities market index, the 0-3 Year Composite Index, which consists of 30% ICE BofA 1-3 Year U.S. Corporate Index, 30% ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index, 20% ICE BofA 1-3 Year U.S. Treasury & Agency Index and 20% ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index (0-3C),3 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of April 30, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 4/30/2022
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
Share Class[5]	1 Year	5 Years	10 Years
Class A Shares	-3.93%	0.98%	0.78%
Class A2 Shares[6]	-4.48%	0.87%	0.72%
Institutional Shares	-2.70%	1.66%	1.49%
Service Shares	-2.97%	1.40%	1.28%
Class R6 Shares[7]	-2.67%	1.68%	1.41%
B1-3GCI	-3.50%	1.11%	1.02%
0-3C	-3.93%	1.33%	1.34%
LSIGDFA	-3.59%	1.26%	1.27%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
Represents a hypothetical investment of $10,000 in the Fund’s Class A Shares after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The B1-3GCI, 0-3C and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.
2
The B1-3GCI is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays 1-3 Year US Government/Credit Index” to “Bloomberg 1-3 Year US Government/Credit Index.” The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3
The 0-3C is a blended index of four separate indexes that are produced by ICE Data Indices, LLC and track various security types. The ICE BofA 1-3 Year U.S. Corporate Index is a subset of the ICE BofA U.S. Corporate Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of the ICE BofA U.S. Fixed Rate Asset Backed Securities Index (which tracks the performance of U.S. dollar-denominated investment-grade fixed rate asset-backed securities publicly issued in the U.S. domestic market) and includes all securities with an average life less than three years. The ICE BofA 1-3 Year U.S. Treasury & Agency Index is a subset of the ICE BofA U.S. Treasury & Agency Index (which tracks the performance of U.S. dollar-denominated U.S. Treasury and non-subordinated U.S. agency debt issued in the U.S. domestic market) and includes all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Mortgage Backed Securities Index is a subset of the ICE BofA U.S. Mortgage Backed Securities Index (which tracks the performance of U.S. dollar-denominated fixed rate and hybrid residential mortgage pass-through securities publicly issued by U.S. agencies in the U.S. domestic market) and includes all securities with an average life less than three years. The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund’s allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension, the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
4
The Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and are not adjusted to reflect any sales charges. The Lipper figures in the Growth of a $10,000 Investment line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
5
Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
6
The Fund’s A2 Shares commenced operations on November 17, 2021. For the periods prior to commencement of operations of the Fund’s A2 class, the performance information shown is for the Fund’s A class. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Class A2 Shares, since the Class A2 Shares have the same expense ratio as the Class A Shares. The performance of the Class A Shares has been adjusted to reflect differences in sales loads and charges imposed on the purchase of the Class A2 and Class A Shares.
7
The Fund’s Class R6 Shares commenced operations on January 20, 2017. For the periods prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, prior to its re-designation at the close of business on November 2, 2018, for each period, except when the Class R6 Shares net expenses (increased by waivers and reimbursements applicable to Institutional Shares (“Adjusted Expenses”)), exceeds the net expenses paid by Institutional Shares. In those periods, in accordance with SEC guidance, the Class R6 Shares total return, adjusted downward by the Adjusted Expenses, is shown.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Bonds	46.9%
Asset-Backed Securities	42.4%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	2.2%
Non-Agency Mortgage-Backed Securities	0.3%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3]	0.0%
Derivative Contracts[4]	0.1%
Bank Loan Core Fund	4.7%
Securities Lending Collateral[5]	0.1%
Cash Equivalents[6]	0.3%
Other Assets and Liabilities—Net[7]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
April 30, 2022
Principal Amount or Shares			Value
		CORPORATE BONDS— 46.9%
		Basic Industry - Metals & Mining— 0.2%
$ 5,000,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	$ 4,529,579
		Capital Goods - Aerospace & Defense— 1.3%
6,830,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	6,638,951
3,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	3,028,374
1,920,000		General Dynamics Corp., Sr. Unsecd. Note, 1.150%, 6/1/2026	1,747,713
4,960,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	4,799,235
8,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	7,815,152
2,335,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	2,270,118
		TOTAL	26,299,543
		Capital Goods - Construction Machinery— 0.8%
2,200,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.875%, 1/15/2026	2,046,791
1,920,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	1,890,818
3,550,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	3,435,217
6,000,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.450%, 6/7/2024	5,705,656
2,105,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.482%, 10/11/2024	2,106,112
		TOTAL	15,184,594
		Capital Goods - Diversified Manufacturing— 0.8%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	2,993,181
2,600,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	2,592,585
2,335,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	2,094,035
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,908,740
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	718,504
1,820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 1.000%, 9/15/2025	1,667,685
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	2,315,315
1,585,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	1,533,119
		TOTAL	15,823,164
		Communications - Cable & Satellite— 0.5%
10,335,000	[2]	Comcast Corp., Sr. Unsecd. Note, 1.674% (3-month USLIBOR +0.630%), 4/15/2024	10,391,188
		Communications - Media & Entertainment— 0.4%
2,940,000		Alphabet, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2025	2,712,378
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 1.750%, 1/13/2026	4,690,222
		TOTAL	7,402,600
		Communications - Telecom Wireless— 0.9%
7,815,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	7,476,316
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Communications - Telecom Wireless— continued
$10,000,000	[1,2]	Vodafone Group PLC, Sr. Unsecd. Note, 2.034% (3-month USLIBOR +0.990%), 1/16/2024	$ 10,069,886
		TOTAL	17,546,202
		Communications - Telecom Wirelines— 1.0%
960,000		AT&T, Inc., Sr. Unsecd. Note, 0.922%, 3/25/2024	959,558
4,000,000	[2]	AT&T, Inc., Sr. Unsecd. Note, 1.983% (3-month USLIBOR +1.180%), 6/12/2024	4,051,188
10,300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 0.850%, 11/20/2025	9,409,540
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.073%, 3/20/2026	4,987,411
		TOTAL	19,407,697
		Consumer Cyclical - Automotive— 4.0%
2,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.550%, 7/12/2024	1,889,678
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.650%, 9/8/2023	4,853,330
4,545,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	4,302,727
4,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	4,102,306
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 1.026%, 12/13/2024	5,979,291
1,760,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	1,808,004
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.900%, 10/15/2024	4,919,100
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.269%, 2/26/2027	4,885,466
2,125,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.900%, 2/26/2025	2,054,298
5,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	4,658,532
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.800%, 10/15/2025	5,537,094
13,635,000		Nissan Motor Acceptance Company LLC., Sr. Unsecd. Note, 144A, 1.125%, 9/16/2024	12,685,721
4,250,000		Stellantis Finance US, Inc., 144A, 1.711%, 1/29/2027	3,775,470
7,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.600%, 1/13/2025	6,938,673
5,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.630%, 6/13/2023	4,994,119
7,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.875%, 11/22/2023	6,723,637
		TOTAL	80,107,446
		Consumer Cyclical - Services— 0.7%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.450%, 5/12/2024	9,552,247
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.400%, 2/22/2023	1,903,437
2,825,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	2,516,425
		TOTAL	13,972,109
		Consumer Non-Cyclical - Food/Beverage— 1.3%
7,345,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	7,158,688
1,500,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	1,342,811
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— continued
$ 3,635,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	$ 3,516,644
1,390,000	[2]	General Mills, Inc., Sr. Unsecd. Note, 2.054% (3-month USLIBOR +1.010%), 10/17/2023	1,406,096
1,110,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	1,103,810
4,190,000		Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	3,915,775
1,460,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	1,393,888
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	1,948,052
3,385,000		PepsiCo, Inc., Sr. Unsecd. Note, 2.250%, 3/19/2025	3,305,749
		TOTAL	25,091,513
		Consumer Non-Cyclical - Health Care— 0.8%
6,640,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	6,227,451
4,075,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	3,921,621
6,650,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 0.810%, 10/18/2024	6,625,407
		TOTAL	16,774,479
		Consumer Non-Cyclical - Pharmaceuticals— 1.4%
4,705,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,211,024
4,550,000	[2]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.836% (3-month USLIBOR +1.010%), 12/15/2023	4,573,086
1,770,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	1,716,854
5,000,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.750%, 11/13/2025	4,562,300
3,845,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	3,825,441
3,941,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 0.750%, 9/29/2023	3,814,425
2,370,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,367,293
2,790,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 1.200%, 9/2/2025	2,536,908
		TOTAL	27,607,331
		Consumer Non-Cyclical - Products— 0.1%
2,615,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	2,531,463
		Consumer Non-Cyclical - Tobacco— 0.4%
5,600,000		BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	5,030,176
3,635,000		Philip Morris International, Inc., Sr. Unsecd. Note, 1.125%, 5/1/2023	3,579,049
		TOTAL	8,609,225
		Energy - Independent— 0.4%
9,600,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	9,052,318
		Energy - Integrated— 0.8%
3,430,000		Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.687%, 8/12/2025	3,155,065
4,740,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	4,696,886
5,780,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	5,608,326
1,675,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	1,670,021
		TOTAL	15,130,298
		Energy - Midstream— 0.4%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,424,182
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Midstream— continued
$ 6,000,000	[2]	Kinder Morgan, Inc., Sr. Unsecd. Note, 2.324% (3-month USLIBOR +1.280%), 1/15/2023	$ 6,027,463
		TOTAL	7,451,645
		Energy - Oil Field Services— 0.1%
2,380,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	2,395,774
		Energy - Refining— 1.3%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,128,354
12,145,000		Phillips 66, Sr. Unsecd. Note, 0.900%, 2/15/2024	11,668,841
6,085,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	5,809,844
		TOTAL	25,607,039
		Financial Institution - Banking— 14.1%
4,000,000		American Express Co., Sr. Unsecd. Note, 2.550%, 3/4/2027	3,768,198
1,700,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 0.808%, 2/18/2025	1,695,971
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,671,276
2,000,000	[2]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.970% (3-month USLIBOR +0.490%), 11/21/2022	2,001,515
4,000,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	3,991,278
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.810%, 10/24/2024	2,881,373
2,500,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.909% (3-month BSBY +0.430%), 5/28/2024	2,487,425
1,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	1,487,238
3,850,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	3,740,085
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.450%, 12/8/2023	9,601,246
5,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.601%, 7/9/2024	4,945,898
2,500,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 0.479%, 10/25/2024	2,477,743
7,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	6,718,330
2,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.850%, 1/27/2023	1,994,662
5,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	4,983,840
3,880,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.550%, 9/15/2023	3,762,951
6,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.650%, 7/31/2024	5,627,603
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,130,918
5,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	5,112,766
5,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.500%, 12/14/2023	4,793,243
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.700%, 10/18/2024	4,949,045
2,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	1,957,976
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,260,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 1.083%, 3/17/2023	$ 3,266,264
1,155,000		Citigroup, Inc., Sr. Unsecd. Note, 0.973%, 1/25/2026	1,138,055
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 0.981%, 5/1/2025	4,718,641
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	2,680,867
2,900,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,856,431
3,450,000		Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	3,311,539
6,835,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450%, 7/7/2025	6,777,979
7,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, 0.495%, 2/2/2024	6,664,634
5,000,000		Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.563%, 8/9/2023	4,980,158
760,000		Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 1.800%, 1/30/2023	757,718
6,285,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	6,232,482
3,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.866%, 12/6/2023	2,984,904
4,090,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.199%, 10/21/2027	4,011,913
2,000,000	[2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.214% (3-month USLIBOR +0.750%), 2/23/2023	2,000,340
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.342%, 2/24/2028	3,686,167
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 0.627%, 11/17/2023	2,462,050
10,000,000	[2]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.488% (3-month USLIBOR +1.000%), 5/18/2024	10,016,309
7,835,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.589%, 5/24/2027	6,972,252
2,145,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	1,989,917
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.861%, 12/10/2025	4,931,343
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	4,496,786
2,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.048%, 9/22/2027	2,414,457
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	9,843,771
5,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	4,823,504
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 0.731%, 4/5/2024	2,922,202
2,140,000		Morgan Stanley, Sr. Unsecd. Note, 0.905%, 1/24/2025	2,120,002
705,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	654,409
3,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	2,938,284
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	1,829,832
855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	832,023
1,470,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.973%, 12/9/2022	1,471,550
5,000,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series FXD, 0.750%, 8/6/2024	4,702,796
4,430,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.800%, 8/12/2024	4,150,473
6,000,000		NatWest Markets PLC, Sr. Unsecd. Note, 144A, 1.042%, 9/29/2026	5,857,774
1,800,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	1,811,947
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 3,260,000		Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	$ 3,132,076
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 0.640%, 7/29/2024	4,974,981
5,000,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.425%, 1/19/2024	4,794,174
2,915,000		Royal Bank of Canada, Sr. Unsecd. Note, Series MTN, 0.500%, 10/26/2023	2,815,483
8,000,000		Societe Generale SA, 144A, 1.488%, 12/14/2026	7,114,335
4,250,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991%, 1/12/2025	4,038,320
905,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	864,206
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,843,675
13,453,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.658%, 6/9/2025	13,234,961
8,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.543%, 2/9/2024	7,970,893
3,000,000		UBS AG London, Sr. Unsecd. Note, 144A, 0.700%, 8/9/2024	2,829,870
2,500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.805%, 5/19/2025	2,352,662
5,000,000	[2]	Westpac Banking Corp., Sr. Unsecd. Note, 1.559% (3-month USLIBOR +0.570%), 1/11/2023	5,014,046
		TOTAL	282,070,035
		Financial Institution - Finance Companies— 1.4%
6,195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	5,514,343
1,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	1,439,175
5,000,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	4,658,138
8,745,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	8,296,599
4,750,000	[2]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 1.176% (3-month USLIBOR +0.350%), 12/15/2022	4,745,073
4,000,000		Fells Point Funding Trust, Sr. Unsecd. Note, 3.046%, 1/31/2027	3,766,700
		TOTAL	28,420,028
		Financial Institution - Insurance - Health— 0.5%
5,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	4,913,548
2,760,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	2,631,838
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	1,846,992
		TOTAL	9,392,378
		Financial Institution - Insurance - Life— 2.7%
6,000,000		AIG Global Funding, Sec. Fac. Bond, 144A, 0.900%, 9/22/2025	5,442,320
1,910,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	1,799,050
2,270,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	2,214,789
10,000,000		MassMutual Global Funding II, Sec. Fac. Bond, 144A, 0.549%, 10/21/2024	9,917,414
5,000,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.400%, 1/7/2024	4,775,316
1,460,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	1,377,767
1,250,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	1,251,851
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 3,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.400%, 10/21/2023	$ 2,890,995
5,000,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 0.610%, 1/14/2025	4,962,880
2,415,000		Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	2,190,379
4,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	3,872,585
10,370,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	9,911,233
3,000,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.606%, 8/23/2024	2,976,058
		TOTAL	53,582,637
		Financial Institution - Insurance - P&C— 0.4%
7,635,000		Allstate Corp., Sr. Unsecd. Note, 0.750%, 12/15/2025	6,955,971
1,000,000	[2]	HSB Group, Inc., Company Guarantee, Series B, 1.954% (3-month USLIBOR +0.910%), 7/15/2027	901,235
		TOTAL	7,857,206
		Technology— 1.8%
6,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	5,914,049
4,165,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	4,109,909
2,500,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	2,514,869
2,985,000		Dell International LLC / EMC Corp., 5.850%, 7/15/2025	3,137,630
2,650,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	2,601,934
1,975,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	1,945,951
2,520,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	2,544,345
2,290,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	2,233,484
12,355,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	11,631,701
		TOTAL	36,633,872
		Transportation - Airlines— 0.3%
5,385,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	5,480,452
		Transportation - Railroads— 0.4%
7,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,326,673
		Transportation - Services— 0.4%
2,555,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.200%, 11/15/2025	2,322,794
2,560,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	2,537,652
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.650%, 3/18/2024	2,991,986
		TOTAL	7,852,432
		Utility - Electric— 5.4%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,502,665
1,760,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,714,477
4,670,000	[2]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 1.766% (3-month USLIBOR +0.480%), 11/1/2023	4,670,410
2,810,000		Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	2,761,966
6,315,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	5,964,599
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 4,361,000	[2]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 1.004% (3-month USLIBOR +0.500%), 3/2/2023	$ 4,353,094
3,750,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.844%, 5/13/2024	3,721,478
4,595,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	4,308,097
8,620,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	7,860,382
4,700,000		EverSource Energy, Sr. Unsecd. Note, Series T, 0.446%, 8/15/2023	4,688,717
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	3,000,000
5,040,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 3.250%, 6/1/2025	4,944,883
2,625,000		Florida Power & Light Co., Sr. Unsecd. Note, 0.661%, 1/12/2024	2,615,691
3,530,000		Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.582%, 6/28/2024	3,496,091
7,370,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 0.610%, 10/18/2024	7,345,456
5,005,000	[2]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.750% (3-month USLIBOR +0.270%), 2/22/2023	4,991,997
1,430,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.772%, 3/1/2023	1,428,487
5,440,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	5,294,814
6,155,000		Oncor Electric Delivery Co. LLC, Sr. Unsecd. Note, Series WI, 0.550%, 10/1/2025	5,596,523
2,995,000		PPL Electric Utilities Corp., 0.612%, 6/24/2024	2,977,538
7,145,000	[2]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 1.215% (3-month USLIBOR +0.250%), 9/28/2023	7,116,950
1,465,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	1,442,721
5,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	4,767,412
8,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	7,725,127
3,860,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	3,723,590
		TOTAL	108,013,165
		Utility - Natural Gas— 1.7%
2,775,000		Enbridge, Inc., Sr. Unsecd. Note, 0.604%, 2/17/2023	2,770,140
5,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	5,049,564
6,950,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	7,174,377
10,000,000		ONE Gas, Inc., Sr. Unsecd. Note, 1.100%, 3/11/2024	9,566,234
1,520,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	1,485,236
7,500,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	7,046,036
		TOTAL	33,091,587
		Utility - Natural Gas Distributor— 0.2%
3,830,000	[2]	Southern California Gas Co., Sr. Unsecd. Note, 1.153% (3-month USLIBOR +0.350%), 9/14/2023	3,809,993
		TOTAL CORPORATE BONDS (IDENTIFIED COST $968,182,279)	934,445,665
		ASSET-BACKED SECURITIES— 42.4%
		Auto Receivables— 24.8%
3,000,000		AmeriCredit Automobile Receivables Trust 2020-1, Class D, 1.800%, 12/18/2025	2,902,546
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	$ 1,941,217
1,760,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	1,685,403
2,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	1,896,559
5,100,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	4,824,580
4,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	4,238,869
12,400,000	BMW Vehicle Lease Trust 2021-2 A4, Class A4, 0.430%, 1/27/2025	11,818,038
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class B, 2.000%, 7/21/2025	4,179,969
4,250,000	Canadian Pacer Auto Receivable 2020-1A, Class C, 2.490%, 5/19/2026	4,172,397
5,750,000	Canadian Pacer Auto Receivable 2021-1A, Class C, 1.460%, 12/20/2027	5,329,239
5,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	4,999,549
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	6,858,534
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,688,085
1,115,371	Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	1,113,773
1,395,203	Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	1,391,001
2,964,795	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	2,908,488
3,818,362	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	3,723,781
1,041,371	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	1,019,420
3,756,490	Chase Auto Credit Linked Notes 2021-3, Class D, 1.009%, 2/26/2029	3,613,534
2,549,497	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	2,548,121
6,000,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	5,952,038
4,280,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	4,201,092
8,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	7,811,382
10,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	9,580,187
1,900,000	Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	1,906,175
2,825,000	Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	2,825,948
4,750,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	4,712,533
3,175,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	3,156,804
2,400,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	2,337,497
1,900,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	1,844,941
18,800,000	Ford Credit Auto Lease Trust 2021-B, Class C, 0.900%, 5/15/2026	17,907,305
2,000,000	Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	1,996,466
4,000,000	Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	3,990,260
2,000,000	Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	1,981,299
3,000,000	Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	2,822,449
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,775,675
6,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	5,835,832
5,000,000	Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	4,898,778
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 3,804,000	General Motors 2019-2, Class C, 3.300%, 4/15/2026	$ 3,742,137
3,000,000	General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,917,618
1,500,000	General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,466,182
2,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	2,659,972
1,500,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	1,452,972
2,625,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,626,030
10,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,881,412
4,250,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	4,114,563
3,500,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	3,357,224
5,000,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	4,740,930
3,000,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,015,919
2,000,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	1,922,821
1,750,000	GM Financial Securitized Term 2020-3, Class C, 1.370%, 1/16/2026	1,695,232
1,100,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,071,558
4,000,000	GM Financial Securitized Term 2021-4, Class B, 1.250%, 10/18/2027	3,718,323
5,000,000	GM Financial Securitized Term 2021-4, Class C, 1.370%, 3/16/2028	4,638,850
4,000,000	GM Financial Securitized Term 2022-1, Class B, 1.790%, 4/17/2028	3,758,589
4,800,000	GM Financial Securitized Term 2022-1, Class C, 1.940%, 4/17/2028	4,518,796
6,685,000	Great America Leasing Receivables 2020-1, Class C, 2.120%, 2/15/2027	6,539,359
8,500,000	Great America Leasing Receivables 2021-2, Class B, 1.310%, 9/15/2027	7,873,250
8,000,000	Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,421,174
5,000,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,006,587
614,048	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	615,075
3,000,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	3,003,730
2,000,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	1,972,105
4,000,000	Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	4,008,783
1,500,000	Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	1,485,406
2,000,000	Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	1,979,861
2,000,000	Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	1,921,121
5,000,000	Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,615,134
7,000,000	NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	6,935,323
10,000,000	NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	9,475,635
3,458,695	Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	3,383,094
1,220,716	Santander Bank Auto Credit-Linked Notes 2021-1A, Class C, 3.268%, 12/15/2031	1,194,302
Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 3,750,000	Santander Consumer Auto Receivables 2021-AA, Class B, 0.710%, 8/17/2026	$ 3,533,390
540,000	Santander Consumer Auto Receivables 2021-AA, Class C, 1.030%, 11/16/2026	507,310
2,000,000	Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	1,956,361
480,743	Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	481,030
7,000,000	Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	7,003,365
3,275,000	Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	3,237,330
12,000,000	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	11,695,063
3,165,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	3,062,834
15,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	14,392,391
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	9,777,722
10,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	9,508,485
6,500,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	6,445,840
2,250,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	2,147,917
6,750,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	6,525,743
5,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	4,724,260
6,400,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	6,082,474
14,000,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	13,203,548
13,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	12,224,973
8,601,835	Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	8,627,691
4,870,000	Tesla Auto Lease Trust 2020-A, Class C, 1.680%, 2/20/2024	4,815,071
6,330,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	6,190,227
6,220,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,906,687
9,000,000	Toyota Auto Loan Extended Note 2019-1A, Class A, 2.560%, 11/25/2031	8,848,347
792,241	Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	793,557
517,582	Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	517,788
3,941,973	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	3,897,339
3,000,000	Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	2,961,777
8,625,000	Volvo Financial Equipment LLC 2020-1A, Class A4, 0.600%, 3/15/2028	8,194,831
1,000,000	World Omni Auto Receivables Trust 2018-B, Class B, 3.170%, 1/15/2025	1,002,036
3,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	2,845,067
1,800,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	1,678,362
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 1,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	$ 1,391,446
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,614,671
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,260,636
7,110,000		World Omni Auto Receivables Trust 2021-D, Class C, 1.720%, 6/15/2028	6,610,218
1,023,842		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	1,024,113
5,000,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	4,996,442
1,113,924		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	1,114,332
3,000,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	2,923,787
3,750,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	3,630,818
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,242,796
2,550,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	2,373,860
		TOTAL	495,090,766
		Credit Card— 5.6%
9,914,000	[2]	American Express Credit Account Master Trust 2018-5, Class B, 1.104% (1-month USLIBOR +0.550%), 12/15/2025	9,932,953
3,000,000	[2]	American Express Credit Account Master Trust 2018-7, Class B, 1.124% (1-month USLIBOR +0.570%), 2/17/2026	3,007,034
8,150,000		Bank of America Credit Card Trust 2021-A1, Class A, 0.440%, 9/15/2026	7,753,133
14,400,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	13,657,581
6,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	5,702,040
7,000,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.786% (1-month USLIBOR +0.340%), 6/7/2025	7,011,825
13,800,000	[2]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.944% (1-month USLIBOR +0.390%), 3/15/2026	13,835,069
1,900,000		Evergreen Credit Card Trust Series 2019-2 C, Class C, 2.620%, 9/15/2024	1,902,443
13,500,000		Evergreen Credit Card Trust Series 2021-1, Class B, 1.150%, 10/15/2026	12,746,354
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,378,795
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,744,764
4,000,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	3,899,117
2,000,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	1,949,848
1,500,000	[2]	Master Credit Card Trust 2018-1A, Class A, 1.115% (1-month USLIBOR +0.490%), 7/21/2024	1,502,172
4,500,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	4,521,471
4,082,000		Master Credit Card Trust 2020-1A, Class B, 2.270%, 9/21/2024	4,070,262
5,250,000		Master Credit Card Trust 2020-1A, Class C, 2.590%, 9/21/2024	5,207,816
2,450,000		Master Credit Card Trust 2021-1A, Class B, 0.790%, 11/21/2025	2,310,465
2,349,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,255,529
1,361,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,307,221
		TOTAL	111,695,892
		Equipment Lease— 4.1%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,091,928
9,260,000		CNH Equipment Trust 2021-C, Class B, 1.410%, 4/16/2029	8,637,545
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Equipment Lease— continued
$ 3,250,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	$ 3,251,883
2,500,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	2,536,796
1,000,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	981,873
2,000,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	1,972,616
6,000,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	5,806,420
3,258,038		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	3,265,455
5,000,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	5,001,710
4,000,000		Great America Leasing Receivables 2019-1, Class C, 3.540%, 2/17/2026	4,017,501
562,420		Great America Leasing Receivables 2020-1, Class A3, 1.760%, 8/15/2023	561,309
4,650,000		Great America Leasing Receivables 2021-1, Class C, 0.920%, 12/15/2027	4,341,572
1,250,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	1,250,997
7,000,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	6,926,629
3,500,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	3,495,393
5,000,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	4,783,572
3,900,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	3,731,396
2,800,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	2,650,384
3,850,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	3,690,923
3,600,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	3,413,434
1,473,067		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,467,272
284,686		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	284,491
3,178,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	3,130,602
3,650,000		Volvo Financial Equipment LLC 2019-1A, Class B, 3.260%, 1/16/2024	3,666,134
		TOTAL	81,957,835
		Home Equity Loan— 0.0%
7,167	[2]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.034% (1-month USLIBOR +0.480%), 1/15/2028	6,087
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	164,268
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	170,355
		Other— 6.3%
2,000,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	2,006,786
3,800,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	3,816,542
1,000,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	973,905
1,000,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	966,730
1,950,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,844,225
2,000,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	1,889,653
4,000,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.618% (1-month USLIBOR +0.950%), 7/25/2025	4,002,317
3,480,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class C, 2.818% (1-month USLIBOR +2.150%), 7/25/2025	3,484,524
1,318,000	[2]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.568% (1-month USLIBOR +2.900%), 7/25/2025	1,323,907
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 2,300,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	$ 2,312,091
5,000,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	4,848,413
6,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	5,868,600
3,120,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	2,989,248
1,525,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	1,480,015
5,000,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	4,733,474
2,000,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	1,907,413
17,500,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	16,405,018
2,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	2,369,188
960,711		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	966,485
2,143,023		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	2,084,412
3,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,011,813
2,250,000		Sofi Consumer Loan Program Trust 2021-1, Class B, 1.300%, 9/25/2030	2,152,052
13,500,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	12,677,430
3,250,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	3,181,696
1,750,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	1,714,269
2,000,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	2,012,883
547,332		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	550,976
1,396,482		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	1,403,616
7,500,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	7,507,613
4,250,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	4,227,870
6,500,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	6,274,146
10,200,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	9,835,272
4,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	3,848,940
		TOTAL	124,671,522
		Student Loans— 1.6%
981,581	[2]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.348% (1-month USLIBOR +0.680%), 10/25/2035	966,596
3,812,243		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	3,712,967
3,104,691		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	2,988,206
2,343,955		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	2,254,730
7,331,017		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	6,910,035
14,867,628	[2]	Nelnet Student Loan Trust 2021-DA, Class AFL, 1.284% (1-month USLIBOR +0.690%), 4/20/2062	14,803,725
150,920	[2]	Social Professional Loan Program LLC 2017-A, Class A1, 1.368% (1-month USLIBOR +0.700%), 3/26/2040	150,432
96,398	[2]	Social Professional Loan Program LLC 2018-A, Class A1, 1.018% (1-month USLIBOR +0.350%), 2/25/2042	96,250
		TOTAL	31,882,941
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $876,461,284)	845,469,311
		COLLATERALIZED MORTGAGE OBLIGATIONS— 3.1%
		Federal Home Loan Mortgage Corporation— 2.4%
144		Federal Home Loan Mortgage Corp. REMIC, Series 1686, Class PJ, 5.000%, 2/15/2024	145
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 4,670		Federal Home Loan Mortgage Corp. REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	$ 4,907
18,267		Federal Home Loan Mortgage Corp. REMIC, Series 2647, Class A, 3.250%, 4/15/2032	18,017
12,019		Federal Home Loan Mortgage Corp. REMIC, Series 2694, Class BA, 4.000%, 6/15/2031	12,140
5,111		Federal Home Loan Mortgage Corp. REMIC, Series 2756, Class NA, 5.000%, 2/15/2024	5,176
393,090	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3117, Class FE, 0.854% (1-month USLIBOR +0.300%), 2/15/2036	393,259
44,267	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 1.014% (1-month USLIBOR +0.460%), 2/15/2034	44,545
116,430	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.954% (1-month USLIBOR +0.400%), 7/15/2036	116,936
54,131	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 1.304% (1-month USLIBOR +0.750%), 7/15/2036	55,143
203,828	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.464% (1-month USLIBOR +0.910%), 7/15/2037	207,588
5,177,230	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.884% (1-month USLIBOR +0.330%), 4/15/2041	5,196,740
8,039,994		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.589%, 4/25/2041	8,025,728
10,254,440		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	9,371,317
8,902,599	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.712% (1-month USLIBOR +0.260%), 11/25/2030	8,901,912
15,257,671	[2]	Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.409% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	15,152,457
81,030		Federal Home Loan Mortgage Corp. REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	91,459
		TOTAL	47,597,469
		Federal National Mortgage Association— 0.5%
308		Federal National Mortgage Association REMIC, Series 1992-162, Class D, 7.000%, 9/25/2022	310
1,203	[2]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	1,227
144	[2]	Federal National Mortgage Association REMIC, Series 1993-179, Class FO, 4.000% (3-month Constant Maturity Treasury +0.700%, Floor 4.000%), 10/25/2023	137
355		Federal National Mortgage Association REMIC, Series 1993-32, Class H, 6.000%, 3/25/2023	358
37,118		Federal National Mortgage Association REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	38,826
25,473	[2]	Federal National Mortgage Association REMIC, Series 2002-52, Class FG, 1.168% (1-month USLIBOR +0.500%), 9/25/2032	25,684
3,945		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	3,976
Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 93,777	[2]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 1.098% (1-month USLIBOR +0.430%), 6/25/2036	$ 94,254
472,835	[2]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 1.118% (1-month USLIBOR +0.450%), 7/25/2037	476,072
59,735	[2]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.668% (1-month USLIBOR +1.000%), 6/25/2037	61,356
134,231	[2]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.518% (1-month USLIBOR +0.850%), 4/25/2037	137,117
203,141	[2]	Federal National Mortgage Association REMIC, Series 2010-74, Class AF, 1.208% (1-month USLIBOR +0.540%), 7/25/2037	205,016
141,219	[2]	Federal National Mortgage Association REMIC, Series 2011-17, Class FP, 1.118% (1-month USLIBOR +0.450%), 3/25/2041	141,800
1,072,923	[2]	Federal National Mortgage Association REMIC, Series 2012-1, Class PF, 1.068% (1-month USLIBOR +0.400%), 2/25/2042	1,076,664
3,635,714	[2]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 1.018% (1-month USLIBOR +0.350%), 5/25/2046	3,638,318
882,877	[2]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 1.018% (1-month USLIBOR +0.350%), 4/25/2047	880,439
4,436,546	[2]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.968% (1-month USLIBOR +0.300%), 10/25/2060	4,425,460
2		Federal National Mortgage Association REMIC, Series G92-54, Class ZQ, 7.500%, 9/25/2022	2
9,705	[2]	Federal National Mortgage Association, Class FB, 1.168% (1-month USLIBOR +0.500%), 8/25/2039	9,790
		TOTAL	11,216,806
		Government National Mortgage Association— 0.2%
1,626,018	[2]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.782% (1-month USLIBOR +0.540%), 7/20/2063	1,621,273
1,891,094	[2]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.792% (1-month USLIBOR +0.550%), 7/20/2063	1,886,577
		TOTAL	3,507,850
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $63,416,178)	62,322,125
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 2.2%
		Commercial Mortgage— 2.2%
5,000,000	[2]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.804% (1-month USLIBOR +1.250%), 7/15/2035	4,913,102
10,000,000	[2]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.954% (1-month USLIBOR +1.400%), 11/15/2036	9,948,049
4,000,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.584% (1-month USLIBOR +1.030%), 12/19/2030	3,950,350
8,550,000	[2]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.904% (1-month USLIBOR +1.350%), 12/19/2030	8,401,351
12,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	11,597,072
4,683,809	[2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.304% (1-month USLIBOR +0.790%), 4/10/2046	4,663,313
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $44,134,775)	43,473,237
Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.3%
		Non-Agency Mortgage— 0.3%
$ 2,742		Banc of America Mortgage Securities 2003-B, Class 2A2, 3.656%, 3/25/2033	$ 2,653
3,055		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	3,008
1,024,345	[2]	Gosforth Funding PLC 2018-1A, Class A1, 0.948% (3-month USLIBOR +0.450%), 8/25/2060	1,024,363
4,000,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	3,981,064
118,105		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 8.059%, 9/25/2034	80,732
649,766		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	645,877
482,948		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	444,888
27,063		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	27,570
194,508	[2]	Washington Mutual 2006-AR15, Class 1A, 1.059% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	188,656
229,012	[2]	Washington Mutual 2006-AR17, Class 1A, 0.962% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	213,526
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,733,020)	6,612,337
	[2]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
183,802		FHLMC ARM, 2.239%, 3/1/2033	189,489
1,518		FHLMC ARM, 5.342%, 11/1/2030	1,652
		TOTAL	191,141
		Federal National Mortgage Association— 0.0%
230,162		FNMA ARM, 1.473%, 8/1/2033	233,529
84,751		FNMA ARM, 1.619%, 5/1/2040	86,327
10,244		FNMA ARM, 2.037%, 10/1/2027	10,385
89,784		FNMA ARM, 2.043%, 4/1/2028	91,250
184,603		FNMA ARM, 2.445%, 5/1/2034	191,877
		TOTAL	613,368
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $792,941)	804,509
		MORTGAGE-BACKED SECURITIES— 0.0%
		Federal National Mortgage Association— 0.0%
36,859		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	40,856
		Government National Mortgage Association— 0.0%
1,522		Government National Mortgage Association, Pool 354754, 7.500%, 2/15/2024	1,557
1,565		Government National Mortgage Association, Pool 423843, 8.500%, 8/15/2026	1,647
		TOTAL	3,204
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,108)	44,060
		INVESTMENT COMPANIES— 5.1%
9,933,526		Bank Loan Core Fund	93,077,142
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
1,226,233	Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[4]	$ 1,226,233
7,062,945	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[4]	7,060,826
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $104,205,203)	101,364,201
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $2,063,967,788)[5]	1,994,535,445
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[6]	(463,678)
	TOTAL NET ASSETS—100%	$1,994,071,767
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	300	$63,243,750	June 2022	$1,213,402
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Affiliates	Value as of 4/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$44,404,012	$65,731,716	$(14,000,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$2,972,550	$37,401,482	$(39,147,799)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$187,406,259	$823,741,219	$(1,004,043,127)
High Yield Bond Core Fund	$49,922,639	$1,669,011	$(51,186,956)
Mortgage Core Fund	$34,331,273	$486,386	$(33,737,263)
TOTAL OF AFFILIATED TRANSACTIONS	$319,036,733	$929,029,814	$(1,142,115,145)
Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income	Gain Distributions Received
$(3,495,210)	$436,624	$93,077,142	9,933,526	$3,481,790	$—
N/A	N/A	$1,226,233	1,226,233	$1,288	$—
$30,171	$(73,696)	$7,060,826	7,062,945	$25,511	$13,333
$(1,721,817)	$1,317,123	$—	—	$1,669,011	$—
$703,338	$(1,783,734)	$—	—	$506,566	$—
$(4,483,518)	$(103,683)	$101,364,201	18,222,704	$5,684,166	$13,333

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,063,972,482.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$934,445,665	$—	$934,445,665
Asset-Backed Securities	—	845,469,311	0	845,469,311
Collateralized Mortgage Obligations	—	62,322,125	—	62,322,125
Commercial Mortgage-Backed Securities	—	43,473,237	—	43,473,237
Non-Agency Mortgage-Backed Securities	—	6,612,337	—	6,612,337
Adjustable Rate Mortgages	—	804,509	—	804,509
Mortgage-Backed Securities	—	44,060	—	44,060
Investment Companies	101,364,201	—	—	101,364,201
TOTAL SECURITIES	$101,364,201	$1,893,171,244	$0	$1,994,535,445
Other Financial Instruments:[1]
Assets	$1,213,402	$—	$—	$1,213,402
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,213,402	$—	$—	$1,213,402

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.49	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.08	0.11	0.18	0.17	0.11
Net realized and unrealized gain (loss)	(0.33)	0.20	0.03	0.05	(0.07)
Total From Investment Operations	(0.25)	0.31	0.21	0.22	0.04
Less Distributions:
Distributions from net investment income	(0.08)	(0.12)	(0.18)	(0.17)	(0.11)
Distributions from net realized gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.09)	(0.13)	(0.18)	(0.17)	(0.11)
Net Asset Value, End of Period	$8.36	$8.70	$8.52	$8.49	$8.44
Total Return[1]	(2.94)%	3.56%	2.44%	2.59%	0.47%
Ratios to Average Net Assets:
Net expenses[2]	0.63%	0.62%	0.79%	0.96%	1.11%
Net investment income	0.91%	1.23%	2.05%	1.99%	1.28%
Expense waiver/reimbursement[3]	0.07%	0.09%	0.08%	0.14%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$453,924	$632,973	$91,446	$86,807	$52,740
Portfolio turnover[4]	37%	20%	39%	40%	28%

1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A2 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 4/30/2022[1]
Net Asset Value, Beginning of Period	$8.64
Income From Investment Operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss)	(0.28)
Total From Investment Operations	(0.24)
Less Distributions:
Distributions from net investment income	(0.04)
Distributions from net realized gain	(0.01)
Total Distributions	(0.05)
Net Asset Value, End of Period	$8.35
Total Return[2]	(2.86)%
Ratios to Average Net Assets:
Net expenses[3]	0.63%[4]
Net investment income	0.91%[4]
Expense waiver/reimbursement[5]	0.07%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]
Portfolio turnover[7]	37%[8]

1
Reflects operations for the period from November 17, 2021 (commencement of operations) to
April 30, 2022. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.

2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than $1,000.
7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.70	$8.52	$8.49	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.10	0.14	0.21	0.22	0.17
Net realized and unrealized gain (loss)	(0.33)	0.19	0.03	0.05	(0.07)
Total From Investment Operations	(0.23)	0.33	0.24	0.27	0.10
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.21)	(0.22)	(0.17)
Distributions from net realized gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.11)	(0.15)	(0.21)	(0.22)	(0.17)
Net Asset Value, End of Period	$8.36	$8.70	$8.52	$8.49	$8.44
Total Return[2]	(2.70)%	3.82%	2.87%	3.21%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.37%	0.37%	0.37%	0.37%	0.36%
Net investment income	1.16%	1.57%	2.47%	2.59%	2.04%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.10%	0.14%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,152,478	$1,131,124	$960,898	$844,119	$438,235
Portfolio turnover[5]	37%	20%	39%	40%	28%

1	Prior to November 2, 2018, Institutional Shares were designated as the Class Y Shares.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.69	$8.52	$8.48	$8.44	$8.51
Income From Investment Operations:
Net investment income (loss)	0.08	0.11	0.19	0.20	0.16
Net realized and unrealized gain (loss)	(0.33)	0.18	0.04	0.04	(0.07)
Total From Investment Operations	(0.25)	0.29	0.23	0.24	0.09
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	(0.19)	(0.20)	(0.16)
Distributions from net realized gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.09)	(0.12)	(0.19)	(0.20)	(0.16)
Net Asset Value, End of Period	$8.35	$8.69	$8.52	$8.48	$8.44
Total Return[2]	(2.97)%	3.41%	2.70%	2.89%	1.09%
Ratios to Average Net Assets:
Net expenses[3]	0.65%	0.65%	0.65%	0.57%	0.48%
Net investment income	0.88%	1.30%	2.19%	2.37%	1.91%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.10%	0.11%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,121	$304,881	$337,987	$372,876	$417,673
Portfolio turnover[5]	37%	20%	39%	40%	28%

1
Prior to November 2, 2018, new Service Shares were designated as Institutional Shares. At the close of business on November 2, 2018, the existing Service Shares were converted into the newly re-designated Service Shares.

2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended April 30,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.70	$8.53	$8.49	$8.45	$8.51
Income From Investment Operations:
Net investment income (loss)	0.10	0.14	0.21	0.22	0.17
Net realized and unrealized gain (loss)	(0.33)	0.18	0.04	0.04	(0.06)
Total From Investment Operations	(0.23)	0.32	0.25	0.26	0.11
Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.21)	(0.22)	(0.17)
Distributions from net realized gain	(0.01)	(0.01)	—	—	—
Total Distributions	(0.11)	(0.15)	(0.21)	(0.22)	(0.17)
Net Asset Value, End of Period	$8.36	$8.70	$8.53	$8.49	$8.45
Total Return[1]	(2.67)%	3.72%	3.02%	3.11%	1.35%
Ratios to Average Net Assets:
Net expenses[2]	0.34%	0.34%	0.34%	0.34%	0.35%
Net investment income	1.20%	1.59%	2.48%	2.66%	2.19%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.08%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$179,549	$205,293	$147,771	$68,022	$13,637
Portfolio turnover[4]	37%	20%	39%	40%	28%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2022

Assets:
Investment in securities, at value including $1,192,795 of securities loaned and $101,364,201 of investment in affiliated holdings* (identified cost $2,063,967,788)	$1,994,535,445
Due from broker (Note 2)	270,000
Income receivable	3,898,398
Receivable for shares sold	2,495,717
Receivable for variation margin on futures contracts	58,640
Total Assets	2,001,258,200
Liabilities:
Payable for investments purchased	395,725
Payable for shares redeemed	4,966,241
Bank overdraft	10,844
Payable for collateral due to broker for securities lending (Note 2)	1,226,233
Income distribution payable	86,157
Payable for investment adviser fee (Note 5)	23,514
Payable for administrative fee (Note 5)	8,570
Payable for transfer agent fees (Note 2)	148,325
Payable for other service fees (Notes 2 and 5)	145,526
Accrued expenses (Note 5)	175,298
Total Liabilities	7,186,433
Net assets for 238,591,229 shares outstanding	$1,994,071,767
Net Assets Consist of:
Paid-in capital	$2,060,447,714
Total distributable earnings (loss)	(66,375,947)
Total Net Assets	$1,994,071,767
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($453,923,752 ÷ 54,300,668 shares outstanding), no par value, unlimited shares authorized	$8.36
Offering price per share (100/99.00 of $8.36)	$8.44
Redemption proceeds per share	$8.36
Class A2 Shares:
Net asset value per share ($97 ÷ 12[1] shares outstanding), no par value, unlimited shares authorized	$8.35[1]
Offering price per share (100/98.50 of $8.35)	$8.48
Redemption proceeds per share	$8.35
Institutional Shares:
Net asset value per share ($1,152,478,047 ÷ 137,903,122 shares outstanding), no par value, unlimited shares authorized	$8.36
Offering price per share	$8.36
Redemption proceeds per share	$8.36
Service Shares:
Net asset value per share ($208,121,200 ÷ 24,917,326 shares outstanding), no par value, unlimited shares authorized	$8.35
Offering price per share	$8.35
Redemption proceeds per share	$8.35
Class R6 Shares:
Net asset value per share ($179,548,671 ÷ 21,470,101 shares outstanding), no par value, unlimited shares authorized	$8.36
Offering price per share	$8.36
Redemption proceeds per share	$8.36

*	See information listed after the Fund’s Portfolio of Investments.
1	Net Asset per Share and Shares outstanding round to the nearest whole total.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended April 30, 2022

Investment Income:
Interest	$31,227,651
Dividends (including $5,682,878 received from affiliated holdings*)	5,696,212
Net income on securities loaned (includes $1,288 earned from affiliated holdings related to cash collateral balances*) (Note 2)	26,939
TOTAL INCOME	36,950,802
Expenses:
Investment adviser fee (Note 5)	7,207,039
Administrative fee (Note 5)	1,888,828
Custodian fees	81,085
Transfer agent fees (Note 2)	1,311,003
Directors’/Trustees’ fees (Note 5)	13,522
Auditing fees	33,900
Legal fees	8,564
Portfolio accounting fees	242,802
Other service fees (Notes 2 and 5)	2,344,019
Share registration costs	227,996
Printing and postage	73,287
Miscellaneous (Note 5)	36,429
TOTAL EXPENSES	13,468,474
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,713,096)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(361,608)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,074,704)
Net expenses	11,393,770
Net investment income	25,557,032
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments (including net realized loss of $(103,683) on sales of investments in affiliated holdings*)	$(396,463)
Net realized gain on foreign currency transactions	115
Net realized gain on futures contracts	5,335,684
Realized gain distribution from affiliated investment company shares*	13,333
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,483,518) on investments in affiliated holdings*)	(97,312,486)
Net change in unrealized appreciation of futures contracts	1,123,998
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(91,235,819)
Change in net assets resulting from operations	$(65,678,787)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended April 30	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,557,032	$27,145,495
Net realized gain (loss)	4,952,669	4,188,810
Net change in unrealized appreciation/depreciation	(96,188,488)	29,392,296
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(65,678,787)	60,726,601
Distributions to Shareholders:
Class A Shares	(6,630,659)	(4,705,674)
Class A2 Shares	0[1]	—
Institutional Shares	(15,837,777)	(16,629,239)
Service Shares	(2,769,638)	(4,451,568)
Class R6 Shares	(2,538,637)	(2,939,017)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(27,776,711)	(28,725,498)
Share Transactions:
Proceeds from sale of shares	1,396,336,283	1,674,334,332
Net asset value of shares issued to shareholders in payment of distributions declared	26,468,803	26,850,329
Cost of shares redeemed	(1,609,549,821)	(997,016,769)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(186,744,735)	704,167,892
Change in net assets	(280,200,233)	736,168,995
Net Assets:
Beginning of period	2,274,272,000	1,538,103,005
End of period	$1,994,071,767	$2,274,272,000

1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
April 30, 2022
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class A2 Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
Class A2 Shares commenced operations on November 17, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,074,704 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$249,611	$—
Class A2 Shares	—	—
Institutional Shares	801,788	(325,039)
Service Shares	244,413	(36,569)
Class R6 Shares	15,191	—
TOTAL	$1,311,003	$(361,608)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class A2 Shares, and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,645,946
Service Shares	698,073
TOTAL	$2,344,019
For the year ended April 30, 2022, the Fund’s Class A2 Shares did not incur other service fees.
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Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $91,069,712. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to
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meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2022, the Fund had no outstanding foreign exchange contracts and no activity for the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
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As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,192,795	$1,226,233
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$1,213,402*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended April 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$5,335,684
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,123,998
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 4/30/2022		Year Ended 4/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	56,199,539	$487,428,520	83,671,273	$727,207,191
Shares issued to shareholders in payment of distributions declared	769,199	6,623,561	539,900	4,695,381
Shares redeemed	(75,429,255)	(648,724,008)	(22,181,595)	(192,954,231)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(18,460,517)	$(154,671,927)	62,029,578	$538,948,341
	Year Ended 4/30/2022		Year Ended 4/30/2021
Class A2 Shares:	Shares	Amount	Shares	Amount
Shares sold	12	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS A2 SHARES TRANSACTIONS	12	$100	—	$—
	Year Ended 4/30/2022		Year Ended 4/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	85,149,497	$734,380,806	83,964,297	$728,461,140
Shares issued to shareholders in payment of distributions declared	1,791,620	15,401,124	1,855,229	16,102,818
Shares redeemed	(79,099,145)	(677,593,549)	(68,534,626)	(593,899,374)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,841,972	$72,188,381	17,284,900	$150,664,584
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	Year Ended 4/30/2022		Year Ended 4/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,777,129	$58,567,385	12,636,305	$109,605,333
Shares issued to shareholders in payment of distributions declared	275,774	2,372,800	455,010	3,945,913
Shares redeemed	(17,210,035)	(147,347,039)	(17,704,887)	(153,377,500)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,157,132)	$(86,406,854)	(4,613,572)	$(39,826,254)
	Year Ended 4/30/2022		Year Ended 4/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	13,438,151	$115,959,472	12,548,110	$109,060,668
Shares issued to shareholders in payment of distributions declared	240,867	2,071,318	242,496	2,106,217
Shares redeemed	(15,800,832)	(135,885,225)	(6,532,426)	(56,785,664)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(2,121,814)	$(17,854,435)	6,258,180	$54,381,221
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(22,897,479)	$(186,744,735)	80,959,086	$704,167,892
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2022 and 2021, was as follows:
	2022	2021
Ordinary income[1]	$25,780,995	$28,108,650
Long-term capital gains	$1,995,716	$616,848

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of April 30, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$603,223
Net unrealized depreciation	$(69,437,037)
Undistributed long-term capital gains	$2,457,867

2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydown losses and mark-to-market of futures contracts.
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At April 30, 2022, the cost of investments for federal tax purposes was $2,063,972,482. The net unrealized depreciation of investments for federal tax purposes was $69,437,037. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,620,280 and net unrealized depreciation from investments for those securities having an excess of cost over value of $71,057,317. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended April 30, 2022, the Adviser voluntarily waived $1,638,194 of its fee and voluntarily reimbursed $361,608 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended April 30, 2022, the Adviser reimbursed $74,902.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class A2 Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class A2 Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended April 30, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended April 30, 2022, FSC retained $2,504 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended April 30, 2022, FSSC received $22,840 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class A2 Shares, Institutional Shares, Service Shares, and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.65%, 0.65%, 0.37%, 0.65% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended April 30, 2022, were as follows:
Purchases	$840,896,306
Sales	$775,569,157
7. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the year ended April 30, 2022, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the year ended April 30, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and
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consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended April 30, 2022, the amount of long-term capital gains designated by the Fund was $1,995,716.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED HERMES SHORT-TERM INCOME FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Short-Term Income Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of April 30, 2022, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at April 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
June 22, 2022
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$971.80	$3.08
Class A2 Shares	$1,000	$972.20	$2.81[2]
Institutional Shares	$1,000	$973.00	$1.81
Service Shares	$1,000	$971.60	$3.18
Class R6 Shares	$1,000	$973.20	$1.66
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.67	$3.16
Class A2 Shares	$1,000	$1,021.67	$3.16[2]
Institutional Shares	$1,000	$1,022.96	$1.86
Service Shares	$1,000	$1,021.57	$3.26
Class R6 Shares	$1,000	$1,023.11	$1.71

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.63%
Class A2 Shares	0.63%
Institutional Shares	0.37%
Service Shares	0.65%
Class R6 Shares	0.34%

2
“Actual” expense information for the Fund is for the period from November 17, 2021
(commencement of operations) to April 30, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.63%, multiplied by 165/365 (to reflect the period from the commencement of operations to April 30, 2022). “Hypothetical” expense information for the
Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised seven portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Vice President, Federated Hermes, Inc.; President, Director/Trustee
and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment
Management Corp., Federated Investment Counseling, Federated
Investment Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated Investors
Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Director, Federated Hermes, Inc.;
Chairman and Director, Southpointe Distribution Services, Inc. and
President, Technology, Federated Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES SHORT-TERM INCOME FUND (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Income Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Short-Term Income Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Short-Term Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C498
CUSIP 31420C787
CUSIP 31420C209
CUSIP 31420C563
32957 (6/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $218,680

Fiscal year ended 2021 - $236,890

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $4,000

Fiscal year ended 2021 - $4,000

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Fiscal year ended 2021- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,325 and $0 respectively. Fiscal year ended 2022- Audit consent fee for N-14 filing.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $71,430 and $49,999 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $180,421

Fiscal year ended 2021 - $77,243

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022